Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions

4. Acquisitions

During the year ended December 31, 2012, we acquired three separate businesses as further described below. Operating results of the acquisitions for the period from the date of acquisition through December 31, 2012 are not significant, both individually and in the aggregate for the year ended December 31, 2012 and as a result, pro forma results of the acquisitions have not been presented.

Seed Labs

On January 17, 2012, the Company acquired all outstanding units of Seed Labs, LLC, a developer of mobile apps for consumer events. Upon completion of the acquisition the Company re-branded Seed Labs, LLC with the name CrowdTorch (“CrowdTorch”). CrowdTorch was acquired for total consideration of $2,398 in cash and stock consideration. The Company funded the purchase price with $1,406 of cash (net of cash acquired) and from the issuance of 116,925 shares of common stock with an estimated fair value of $935 at the date of acquisition. Of the total consideration, $57 was not paid as of December 31, 2012, and will be paid out over a three year period as deferred consideration. The present value of the deferred consideration was not materially different from the fair value. In addition, nominal contingent consideration of up to $43 based on the achievement of certain revenue targets has not been included in purchase price as the probability of achieving the targets was considered remote.

The table below represents the allocation of the purchase price for the acquired net assets of CrowdTorch based on their estimated fair values as of January 17, 2012. The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities as follows:

Tangible assets	$269
Software technology	423
Customer relationships	70
Goodwill	1,909
Current liabilities	(273)

Total consideration	$2,398

In addition to amounts included as purchase consideration, the purchase agreement also provides for additional amounts totaling $1,167 to be paid over specified periods of time (deferred payments) or upon the achievement of specified targets (earn-outs) over one to three years. These additional payments are contingent upon the continued employment of those eligible to receive the payments and are considered compensatory arrangements that are being recognized as expense over the requisite service period, as earned. As of December 31, 2012, the Company has accrued approximately $260 of additional payments under these provisions, which were paid on January 17, 2013. Additionally, the purchase agreement also provides for payments of up to $893 upon the attainment of certain sales targets as well as on continued employment. These additional payments are deemed to be compensatory arrangements that will be recognized as expense over the requisite service period, as earned, but only to the extent that defined sales targets are forecasted to be met. As of December 31, 2012, no amounts related to these provisions have been accrued as the Company believes the likelihood of making contingent payments associated with the sales targets to be remote.

Software technology represents the preliminary estimated fair value of CrowdTorch’s mobile app development software. Customer relationships represent the preliminary fair values of the underlying relationships and agreements with CrowdTorch customers. The excess of purchase consideration over the fair value of the net tangible and identifiable intangible assets acquired of $1,909 was recorded as goodwill and was primarily attributed to enhanced marketing opportunities within the consumer event planning market.

Acquisition-related costs of $77 including transaction costs such as legal and accounting fees were expensed as incurred. The acquisition-related costs are included in general and administrative expenses in the consolidated statements of operations.

CrowdCompass

On June 12, 2012, the Company completed the acquisition of all of the capital stock of CrowdCompass, Inc. (“CrowdCompass”) for total consideration of $5,977, which consisted of $5,831 in cash (net of cash acquired and settlement of debt) and deferred consideration of $200 (fair value $146) to be paid over a three-year period. The acquisition of CrowdCompass was to, among other reasons, expand the Companies offering of event planning tools to include mobile apps for business events.

The table below represents the allocation of the preliminary purchase price for the acquired net assets of CrowdCompass based on their estimated fair values as of June 12, 2012. The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities as follows:

Tangible assets	$296
Software technology	1,400
Customer relationships	550
Trademarks / trade names	180
Goodwill	5,081
Current liabilities	(688)
Deferred tax liability	(842)

Total consideration	$5,977

In addition to amounts included as purchase consideration, the purchase agreement also provides for additional amounts totaling $3,800 to be paid over specified periods of time (deferred payments) or upon the achievement of specified targets (earn-outs) over one to three years. These additional payments are contingent upon the continued employment of those eligible to receive the payments and are considered compensatory arrangements that are being recognized as expense over the requisite service period, as earned. As of December 31, 2012, $736 related to these provisions has been accrued.

Software technology represents the preliminary estimated fair value of CrowdCompass’s mobile app development software. Customer relationships represent the preliminary fair values of the underlying relationships and agreements with CrowdCompass customers. The trademarks/trade names represent the CrowdCompass trademarks and trade names that the Company intends to use for a fixed period of time. The excess of purchase consideration over the fair value of the net tangible and identifiable intangible assets acquired of $5,081 was recorded as goodwill. The initial purchase price allocation is preliminary as of December 31, 2012. Changes to amounts recorded as assets or liabilities, may result in a corresponding adjustment to goodwill. The goodwill balance is attributed to the assembled workforce, event planning synergies and cost reductions gained through integration. The goodwill balance is deductible for U.S. income tax purposes.

Acquisition-related costs of $232 including transaction costs such as legal and accounting fees were expensed as incurred. The acquisition-related costs are included in general and administrative expenses in the consolidated income statements.

TicketMob

In December 2012, the Company completed the acquisition of TicketMob LLC (“TicketMob”) for total consideration of $5,918 to, among other things, extend the Company’s ability to provide a more comprehensive solution for business-to-business event planning worldwide as well as enter the business-to-consumer market. The $5,918 acquisition price includes $5,223 in cash (net of cash acquired), $250 retained as litigation holdback and $445, to be paid in equal installments on the 18-month and 36-month anniversary of the transaction. The present value of the consideration was not materially different from the fair value. The purchase agreement also provides for additional payments up to $6,494 (“contingent consideration”), based upon achievement of certain revenue targets. The estimated fair value of the contingent consideration is nominal, based on the Company’s assessment of the probability of achieving the contractual revenue targets, as adjusted to present value. As a result, no additional consideration was included in the total purchase price. The Company will record any adjustments to the fair value of the contingent consideration each reporting period based on TicketMob’s achievement of revenue targets as it relates to the contingent consideration. Any changes in fair value of contingent consideration will be recorded in the statement of operations.

In addition, the Company is obligated to pay $1,055, contingent on continued employment, in equal installments on the 18-month and 36-month anniversaries of the acquisition. This amount will be accrued over the 36-month period as earned based upon service to the Company. Additionally, the purchase agreement provides for up to an additional $7,006 in payments contingent upon the attainment of certain revenue targets as well as on continued employment. These additional payments are deemed to be compensatory arrangements that will be recognized as expense over the requisite service period, as earned, but only to the extent that defined revenue targets are forecasted to be met. As of December 31, 2012, no amounts related to these provisions have been accrued as TicketMob was acquired on the last day of calendar year 2012 and no amounts have been earned. The Company believes the likelihood of making contingent payments associated with the acquisition to be remote.

The table below represents the allocation of the preliminary purchase price for the acquired net assets of TicketMob based on their estimated fair values as of December 31, 2012. The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities as follows:

Tangible assets	$1,930
Software technology	437
Customer relationships	1,096
Trademarks / trade names	82
Goodwill	5,515
Current liabilities	(3,142)

Total consideration	$5,918

Software technology represents the estimated fair value of TicketMob’s ticketing and venue management platform. Customer relationships represent the fair values of the underlying relationships and agreements with TicketMob customers. The trademarks / trade names represent the TicketMob trademarks and tradenames that the Company intends to use for a given period of time. The excess of purchase consideration over the fair value of the net tangible and identifiable intangible assets acquired of $5,515 was recorded as goodwill. The initial purchase price allocation is preliminary as of December 31, 2012. Changes to amounts recorded as assets or liabilities, may result in a corresponding adjustment to goodwill. The goodwill balance is attributed to the assembled workforce and expanded market opportunities when integrating TicketMob’s ticketing and venue management platform with the Company’s suite of event planning tools. The goodwill balance is deductible for U.S. income tax purposes.

Acquisition-related costs of $173 including transaction costs such as legal and accounting fees were expensed as incurred. The acquisition-related costs are included in general and administrative expenses in the consolidated income statements.